Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2025. For index-linked time charter contracts the calculation was made using the initial charter rates   (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2026	113,283
2027	16,689
Total	129,972

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2025:

Twelve month periods ending June 30,	Amount
2026	141
2027	141
2028	105
Total	387
Less: imputed interest	(122)
Present value of lease liabilities	265

Operating lease liability, current	102
Operating lease liability, non-current	163
Present value of lease liabilities	265